Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 12,456	$ 11,949
Trade receivables	853	0
Prepayments and other assets	904	737
Inventories	286	357
Deferred charges, current portion	404	416
Due from related party	670	889
Total current assets	15,573	14,348
FIXED ASSETS, NET:
Vessels, net	827,880	839,883
Total fixed assets, net	827,880	839,883
OTHER NON CURRENT ASSETS:
Restricted cash	24,000	24,000
Deferred revenue	0	943
Deferred charges, net of current portion	6,330	7,077
Due from related party	1,125	1,125
Total assets	874,908	887,376
CURRENT LIABILITIES:
Current portion of long term debt	20,000	20,000
Trade payables	2,670	2,369
Due to related party	437	142
Accrued liabilities	3,520	3,716
Unearned revenue	5,332	7,022
Total current liabilities	31,959	33,249
Deferred revenue	1,123	1,429
Long-term debt, net of current portion	545,000	555,000
Total non-current liabilities	$ 546,123	$ 556,429
Commitments and contingencies
PARTNERS' EQUITY:
Common unitholders (20,505,000 units issued and outstanding as at June 30, 2015 and December 31, 2014)	$ 304,225	$ 304,729
Subordinated unitholders (14,985,000 units issued and outstanding as at June 30, 2015 and December 31, 2014)	(7,498)	(7,131)
General Partner (35,526 units issued and outstanding as at June 30, 2015 and December 31, 2014)	99	100
Total partners' equity	296,826	297,698
Total liabilities and partners' equity	$ 874,908	$ 887,376